TAXATION (Details) (PRC, CNY) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Shanghai	Dec. 31, 2013 Beijing	Dec. 31, 2013 Shenzhen	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Ambow Online	Dec. 31, 2013 Ambow Yuhua	Dec. 31, 2013 Shandong Software Companies	Dec. 31, 2013 Suzhou Career Enhancement
Income taxes
VAT (as a percent)				6.00%	6.00%	6.00%			17.00%	17.00%	17.00%	17.00%
Percentage of net revenues over which VAT paid is entitled for refund on fulfillment of certain criteria									3.00%	3.00%	3.00%	3.00%
VAT payable	4,920	1,153	10,161
Business tax (as a percent)				5.00%	5.00%	5.00%	3.00%	5.00%